FUND PROFILE

                                 Small Cap Value

                                 INVESTOR CLASS

                               September 30, 1998

                        [american century logo(reg.sm)]
                                    American
                                     Century


     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                 SMALL CAP VALUE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Small Cap Value seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund advisor looks for stocks of smaller companies that it believes are undervalued at the time of purchase. The fund advisor uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The fund advisor attempts to purchase the stock of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund advisor looks for companies whose earnings, cash flows and/or assets may not be reflected accurately in the companies' stock prices, or companies whose dividend payments appear high when compared to the stock prices.

        The fund invests primarily in equity securities of smaller companies. These smaller companies have a market capitalization (the number of shares times the share price) at the time of investment that is not greater than that of the largest company contained in the S&P/Barra Small-Cap 600 Value Index. As of December 31, 1997, the largest company contained in the index had a market capitalization of approximately $2.3 billion, while the median company contained in the index had a market capitalization of $387 million. The S&P/Barra Small-Cap 600 Value Index is an unmanaged stock index, which tracks the performance of small companies that may be attractive to investors using the value style of investing.

        Although Small Cap Value will invest primarily in equity securities, it also may invest up to 35% of its assets in other types of securities consistent with the accomplishment of its objective of capital growth. When the fund advisor believes that it is prudent, it also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Small Cap Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *Small Cap Value  invests  primarily  in  securities  of smaller  companies.
     These smaller companies may present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. As a result, the value of the stocks issued by these smaller companies may go up and down more than the stocks of larger issuers. This price volatility may be reflected in the share price of the fund.

    *If the market does not consider the  individual  stocks  purchased by Small
     Cap Value to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

        In summary, Small Cap Value is intended for investors who seek long-term capital growth through an equity fund investing in smaller companies utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.


SMALL CAP VALUE                                     AMERICAN CENTURY INVESTMENTS


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                               1.25%
          Distribution and Service (12b-1) Fees        None
          Other Expenses(1)                            0.00%
          Total Annual Fund Operating Expenses         1.25%

       (1)Other   expenses,   include  the  fees  and  expenses  of  the  fund's
       independent directors, their legal counsel, interest and extraordinary expenses.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you...
             * invest $10,000 in the fund
             * redeem your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same fund operating expenses shown above
                 . . . your cost of investing in the fund would be:

          1 year        3 years        5 years         10 years
          -----------------------------------------------------
           $127          $395           $683            $1,503

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Small Cap Value team are:

        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in September 1993.

        R. TODD VINGERS, Portfolio Manager, has been a member of the team that manages Small Cap Value since its inception in July 1998. He joined American Century in August 1994 as an Investment Analyst. Prior to joining American Century, he attended the University of Chicago Graduate School of Business, where he obtained his MBA degree.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Small Cap Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Small Cap Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.


FUND PROFILE                                                     SMALL CAP VALUE


9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
            American
            Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.

SH-BRO-13880   9810

                                  FUND PROFILE

                                  Equity Income

                                 INVESTOR CLASS

                               September 30, 1998

                        [american century logo(reg.sm)]
                                    American
                                     Century

     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                  EQUITY INCOME

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Equity Income seeks to provide current income. Capital appreciation is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund advisor looks for stocks with a favorable dividend- paying history that shows the prospect for continuing and/or increasing dividend payments. The fund advisor looks secondarily for the possibility that the stock price may increase.

        Under normal circumstances, the fund will invest at least 85% of its assets in income-paying securities and at least 65% of its assets in stocks. A portion of the fund's assets may be invested in bonds and other fixed-income securities. When the fund advisor believes that it is prudent, it also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks. The fund seeks to receive dividend payments that provide a yield to the fund that exceeds the yield of the stocks comprising the S&P 500 Index.

        Additional information about Equity Income's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *As with all funds,  at any given  time,  the value of your shares of Equity
     Income may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *The value of Equity  Income's shares depends on the value of the securities it owns and the amount of dividends and interest paid to the fund. The value of the individual securities the fund owns and the dividends they pay will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *The value of the fund's assets invested in bonds and other fixed-income securities will change as prevailing interest rates change. When interest rates rise, the value of bonds and other fixed-income securities will typically fall.

    *If the individual stocks Equity Income owns do not continue or increase dividend payments, or if the values of those stocks do not increase, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

        In summary, Equity Income is intended for investors who seek current income through an equity fund that invests primarily in dividend-paying stocks and who are willing to accept the risks associated with that investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Equity Income's Investor Class shares for each calendar year since the fund's inception on August 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.


[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                       1995         1996           1997
Equity Income          29.63        23.31          28.26

As of September 30, 1998, the end of the most recent calendar quarter, Equity Income's year-to-date return was -1.07%.


EQUITY INCOME                                       AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since the fund's inception on August 1, 1994, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Equity Income is intended for investors with a long-term investment horizon and is not managed for short-term results.


[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 6/30/97     13.41%
          Quarter Ended 9/30/98    -13.88%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lipper Equity Income Fund Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                               1 YEAR               LIFE OF FUND
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          Equity Income                         1.67%                  18.66%
          Lipper Equity Income Fund Index       1.29%                  16.67%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 1.00%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
               . . . your cost of investing in the fund would be:
           1 year       3 years       5 years        10 years
           --------------------------------------------------
            $102         $318          $551            $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Equity Income team are:

        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Equity Income since its inception on August 1, 1994. He joined American Century in September 1993.

        R. TODD VINGERS, Portfolio Manager, has been a member of the team that manages Equity Income since February 1998. He joined American Century in August 1994 as an Investment Analyst. Prior to joining American Century, he attended the University of Chicago Graduate School of Business from October 1992 to June 1994, where he obtained his MBA degree.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                                       EQUITY INCOME


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Income for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Equity Income pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
            American
            Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.

SH-BRO-13879   9810

                                  FUND PROFILE

                                      Value

                                 INVESTOR CLASS

                               September 30, 1998

                        [american century logo(reg.sm)]
                                    American
                                     Century

     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                      VALUE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Value seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund advisor looks for stocks of medium to large companies that it believes are undervalued at the time of purchase. The fund advisor uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The fund advisor attempts to purchase the stock of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund advisor looks for companies whose earnings, cash flows and/or assets may not be reflected accurately in the companies' stock prices, or companies whose dividend payments appear high when compared to the stock prices.

        Although Value will invest primarily in equity securities, it also may invest up to 35% of its assets in other types of securities consistent with the accomplishment of its objective of capital growth. When the fund advisor believes that it is prudent, it also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *The value of the  fund's  shares  depends  on the value of the  stocks  and other securities it owns. The value of the individual securities Value owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *If the market does not consider the individual stocks purchased by Value to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

        In summary, Value is intended for investors who seek long-term capital growth through an equity fund utilizing the value style of investing and who are willing to accept the risks associated with that investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Value's Investor Class shares for each calendar year since the fund's inception on September 1, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.


[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                 1994         1995         1996         1997
Value            3.99         32.80        24.25        26.01

As of September 30, 1998, the end of the most recent calendar quarter, Value's year-to-date return was -5.50%.


VALUE                                               AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since the fund's inception on September 1, 1993 are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Value is intended for investors with a long-term investment horizon and is not managed for short-term results.


[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 6/30/97     12.87%
          Quarter Ended 9/30/98    -10.85%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P/Barra Value Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                        1 YEAR        5 YEARS    LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
           Value                        -5.98%        16.06%        15.79%
           S&P/Barra Value Index        -0.18%        16.18%        15.89%
                                                          (index as of 8/31/93)

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                                 1.00%
          Distribution and Service (12b-1) Fees          None
          Other Expenses(1)                              0.00%
          Total Annual Fund Operating Expenses           1.00%

       (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same fund operating expenses shown above
               . . . your cost of investing in the fund would be:

          1 year        3 years        5 years       10 years
          ----------------------------------------------------
           $102          $318           $551          $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Value team are:

        PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, has been a member of the team that manages Value since joining American Century in September 1993.

        R. TODD VINGERS, Portfolio Manager, has been a member of the team that manages Value since February 1998. He joined American Century in August 1994 as an Investment Analyst. Prior to joining American Century, he attended the University of Chicago Graduate School of Business from October 1992 to June 1994, where he obtained his MBA degree.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                                               VALUE


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
            American
            Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.

SH-BRO-13878   9810